UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     CapitalWorks Investment Partners, LLC

Address:  402 West Broadway
          25th Floor
          San Diego, CA 92101

13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John D. Wylie
Title:    Partner, CapitalWorks Investment Partners, LLC
Phone:    (619) 615-1000

Signature, Place and Date of Signing:


/s/ JOHN D. WYLIE            SAN DIEGO, CALIFORNIA         February 6, 2003
-----------------------      --------------------------    ---------------------
      [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
                  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  107

Form 13F Information Table Value Total:  $414,203,604.80

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                           FORM 13F INFORMATION TABLE

     Column 1       Column 2          Column 3      Column 4          Column 5          Column 6   Column 7               Column 8
     --------       --------          --------      --------          --------          --------   --------               --------

                                                                                                                            Voting
                                                                     Shares/  Sh/ Put/  Invstmt    Other                  Authority
  Name of Issuer    Title of Class    CUSIP         Market Value    Prn Amt. Prn  Call  Discretn   Managers   Sole       Shared None
  --------------    --------------    -----         ------------    -------- ---  ----  --------   --------   ----       -----------
PHARMACIA
  CORP              COM               71713U102       $158,840.00      3,800 SH           Sole       None        3,800   None   None
HARMONIC INC        COM               413160102       $616,400.00    268,000 SH           Sole       None      268,000   None   None
iDINE REWARDS
  NETWORK INC       COM               45168A100       $796,500.00     75,000 SH           Sole       None       75,000   None   None
OMNIVISION
  TECHNOLOGIES INC  COM               682128103       $841,340.00     62,000 SH           Sole       None       62,000   None   None
TERAYON
  COMMUNICATION
  SYS               COM               880775101       $996,300.00    486,000 SH           Sole       None      486,000   None   None
ARBITRON INC        COM               03875Q108     $1,182,550.00     35,300 SH           Sole       None       35,300   None   None
SYNAPTICS INC       COM               87157D109     $1,254,000.00    165,000 SH           Sole       None      165,000   None   None
ORBITAL
  SCIENCES CORP     COM               685564106     $1,352,088.00    320,400 SH           Sole       None      320,400   None   None
AT&T WIRELESS
  SVCS INC          COM               00209A106     $1,470,130.00    260,200 SH           Sole       None      260,200   None   None
GREY WOLF INC       COM               397888108     $1,574,853.00    394,700 SH           Sole       None      394,700   None   None
UNITED
  THERAPEUTICS
  CORP DEL          COM               91307C102     $1,586,500.00     95,000 SH           Sole       None       95,000   None   None
ARCH COAL INC       COM               039380100     $1,627,886.00     75,400 SH           Sole       None       75,400   None   None
OFFICEMAX INC       COM               67622M108     $1,664,500.00    332,900 SH           Sole       None      332,900   None   None
UTSTARCOM INC       COM               918076100     $1,750,989.00     88,300 SH           Sole       None       88,300   None   None
BIOMARIN
  PHARMECEUTICAL
  INC               COM               09061G101     $1,885,219.35    267,407 SH           Sole       None      267,407   None   None
MASSEY
  ENERGY CORP       COM               576206106     $1,955,664.00    201,200 SH           Sole       None      201,200   None   None
ADVANCED
  AUTO PARTS
  INC               COM               00751Y106     $2,004,900.00     41,000 SH           Sole       None       41,000   None   None
MASCO CORP          COM               574599106     $2,235,510.00    106,200 SH           Sole       None      106,200   None   None
ATI
  TECHNOLOGIES
  INC               COM               001941103     $2,262,246.40    486,400 SH           Sole       None      486,400   None   None
CONNETICS
  CORP              COM               208192104     $2,291,012.00    190,600 SH           Sole       None      190,600   None   None
MICROSTRATEGY
  INC               CL A NEW          594972408     $2,317,850.00    153,500 SH           Sole       None      153,500   None   None
GLOBESPANVIRATA
  INC.              COM               37957V106     $2,425,500.00    550,000 SH           Sole       None      550,000   None   None
SCIENTIFIC
  GAMES CORP        CL A              80874P109     $2,432,100.00    335,000 SH           Sole       None      335,000   None   None
XTO ENERGY CORP     COM               98385X106     $2,458,885.00     99,550 SH           Sole       None       99,550   None   None
PERFORMANCE
  FOOD GROUP
  CO                COM               713755106     $2,479,007.00     73,000 SH           Sole       None       73,000   None   None
AMGEN INC           COM               031162100     $2,591,024.00     53,600 SH           Sole       None       53,600   None   None
INSIGHT
  COMMUNICATIONS
  INC               CL A              45768V108     $3,041,766.00    245,700 SH           Sole       None      245,700   None   None
EDWARDS
  LIFESCIENCES
  CORP              COM               2.82E+112     $3,074,229.00    120,700 SH           Sole       None      120,700   None   None
RARE
  HOSPITALITY
  INTL INC          COM               753820109     $3,079,630.00    111,500 SH           Sole       None      111,500   None   None
UNITED
  DEFENSE
  INDUSTRIES        COM               91018B104     $3,157,150.00    135,500 SH           Sole       None      135,500   None   None
AVOCENT CORP        COM               053893103     $3,175,238.00    142,900 SH           Sole       None      142,900   None   None
GENESCO INC         COM               371532102     $3,176,415.00    170,500 SH           Sole       None      170,500   None   None
EXAR
  CORPORATION       COM               300645108     $3,176,880.00    256,200 SH           Sole       None      256,200   None   None
HUNT J B
  TRANS SVCS
  INC               COM               445658107     $3,225,930.00    110,100 SH           Sole       None      110,100   None   None
CIENA CORP          COM               171779101     $3,239,228.00    630,200 SH           Sole       None      630,200   None   None
PHARMACEUTICAL
  PROD DEV INC      COM               717124101     $3,248,970.00    111,000 SH           Sole       None      111,000   None   None
LEGATO SYS INC      COM               524651106     $3,309,740.00    658,000 SH           Sole       None      658,000   None   None
STATION
  CASINOS INC       COM               857689103     $3,309,900.00    187,000 SH           Sole       None      187,000   None   None
PACTIV CORP         COM               695257105     $3,322,720.00    152,000 SH           Sole       None      152,000   None   None
FAIRCHILD
  SEMICONDUCTOR
  INTL              CL A              303726103     $3,335,094.00    311,400 SH           Sole       None      311,400   None   None
CHOICEPOINT
  INC               COM               170388102     $3,384,293.00     85,700 SH           Sole       None       85,700   None   None
MARVELL
  TECHNOLOGY
  GROUP LTD         ORD               G5876H105     $3,449,494.00    182,900 SH           Sole       None      182,900   None   None
CRAY INC            COM               225223106     $3,538,171.00    461,300 SH           Sole       None      461,300   None   None
COST PLUS
  INC CALIF         COM               221485105     $3,669,760.00    128,000 SH           Sole       None      128,000   None   None
TRANSOCEAN
  INC               ORD               G90078109     $3,686,480.00    158,900 SH           Sole       None      158,900   None   None
FLEXTRONICS
  INTL LTD          ORD               Y2573F102     $3,724,812.00    454,800 SH           Sole       None      454,800   None   None
CLEAR CHANNEL
  COMMUNICATIONS    COM               184502102     $3,881,889.00    104,100 SH           Sole       None      104,100   None   None
SICOR INC           COM               825846108     $3,907,025.00    246,500 SH           Sole       None      246,500   None   None
NOKIA CORP          SPONSORED ADR     654902204     $3,957,150.00    255,300 SH           Sole       None      255,300   None   None
LIBERTY MEDIA
  CORP NEW          COM SER A         530718105     $4,254,546.00    475,900 SH           Sole       None      475,900   None   None
INTERACTIVE
  DATA CORP         COM               45840J107     $4,489,375.00    326,500 SH           Sole       None      326,500   None   None
ACCREDO
  HEALTH INC        COM               00437V104     $4,600,125.00    130,500 SH           Sole       None      130,500   None   None
SMITH INTL INC      COM               832110100     $4,651,612.00    142,600 SH           Sole       None      142,600   None   None
PEOPLESOFT INC      COM               712713106     $4,701,270.00    256,900 SH           Sole       None      256,900   None   None
KROLL INC           COM               501049100     $4,729,932.00    247,900 SH           Sole       None      247,900   None   None
DIGITAL RIV INC     COM               25388B104     $4,760,880.00    398,400 SH           Sole       None      398,400   None   None
COGNOS INC          COM               19244C109     $4,809,595.00    205,100 SH           Sole       None      205,100   None   None
CHARLES RIV
  LAB INTL INC      COM               159864107     $4,838,860.00    125,750 SH           Sole       None      125,750   None   None
MERRILL LYNCH
  & CO INC          COM               590188108     $4,850,010.00    127,800 SH           Sole       None      127,800   None   None
CEPHALON INC        COM               156708109     $4,896,000.80    100,600 SH           Sole       None      100,600   None   None
ENSCO INTL INC      COM               26874Q100     $4,941,710.00    167,800 SH           Sole       None      167,800   None   None
KEY ENERGY
  SVCS INC          COM               492914106     $5,000,326.50    557,450 SH           Sole       None      557,450   None   None
BIOTECH
  HOLDERS TR        DEPOSTRY RCPTS    09067D201     $5,065,144.00     59,900 SH           Sole       None       59,900   None   None
AMYLIN
  PHARMECEUTICALS
  INC               COM               032346108     $5,142,204.00    318,600 SH           Sole       None      318,600   None   None
O2MICRO
  INTERNATIONAL
  LIMITE            ORD               G6797E106     $5,242,037.30    537,700 SH           Sole       None      537,700   None   None
OMI CORP NEW        COM               Y6476W104     $5,253,813.00  1,278,300 SH           Sole       None    1,278,300   None   None
NPS
  PHARMACEUTICALS
  INC               COM               62936P103     $5,318,421.00    211,300 SH           Sole       None      211,300   None   None
CONOCOPHILLIPS      COM               20825C104     $5,376,129.00    111,100 SH           Sole       None      111,100   None   None
ENTERCOM
  COMMUNICATIONS
  CORP              CL A              293639100     $6,291,972.00    134,100 SH           Sole       None      134,100   None   None
PFIZER INC          COM               717081103     $6,413,586.00    209,800 SH           Sole       None      209,800   None   None
WERNER
  ENTERPRISES
  INC               COM               950755108     $6,450,258.45    299,594 SH           Sole       None      299,594   None   None
GETTY IMAGES INC    COM               374276103     $6,589,635.00    215,700 SH           Sole       None      215,700   None   None
TARO
  PHARMACEUTICAL
  INDS LTD          ORD               M8737E108     $6,643,920.00    176,700 SH           Sole       None      176,700   None   None
QUEST SOFTWARE
  INC               COM               74834T103     $6,665,415.00    646,500 SH           Sole       None      646,500   None   None
WILSON
  GREATBATCH
  TECHNOLOGI        COM               972232102     $6,751,040.00    231,200 SH           Sole       None      231,200   None   None
NEUROCRINE
  BIOSCIENCES
  INC               COM               64125C109     $6,833,019.00    149,650 SH           Sole       None      149,650   None   None
GYMBOREE CORP       COM               403777105     $6,886,412.00    434,200 SH           Sole       None      434,200   None   None
QUICKSILVER INC     COM               74838C106     $6,904,940.00    259,000 SH           Sole       None      259,000   None   None
MERCURY
  COMPUTER SYS      COM               589378108     $6,961,612.00    228,100 SH           Sole       None      228,100   None   None
MEDICIS
  PHARMACEUTICAL
  CORP              CL A NEW          584690309     $7,034,513.75    141,625 SH           Sole       None      141,625   None   None
DOCUMENTUM INC      COM               256159104     $7,129,998.00    455,300 SH           Sole       None      455,300   None   None
EDO CORP            COM               281347104     $7,744,706.00    372,700 SH           Sole       None      372,700   None   None
ELECTRONIC
  ARTS INC          COM               285512109     $8,122,464.00    163,200 SH           Sole       None      163,200   None   None
3COM CORP           COM               885535104     $8,186,303.00  1,768,100 SH           Sole       None    1,768,100   None   None
NATIONAL-
  OILWELL INC       COM               637071101     $8,188,908.00    374,950 SH           Sole       None      374,950   None   None
L-3
  COMMUNICATIONS
  HLDGS INC         COM               502424104     $8,200,566.00    182,600 SH           Sole       None      182,600   None   None
HARMAN INTL
  INDS INC          COM               413086109     $8,282,400.00    139,200 SH           Sole       None      139,200   None   None
PACIFIC
  SUNWEAR
  CALIF INC         COM               694873100     $8,488,546.50    479,850 SH           Sole       None      479,850   None   None
INTERNET SEC
  SYS INC           COM               46060X107     $8,554,611.00    466,700 SH           Sole       None      466,700   None   None
PINNACLE SYS
  INC               COM               723481107     $9,314,343.75    684,375 SH           Sole       None      684,375   None   None
PATTERSON UTI
  ENERGY INC        COM               703481101     $9,915,370.50    328,650 SH           Sole       None      328,650   None   None
MARTEK
  BIOSCIENCES
  CORP              COM               572901106    $10,487,378.00    418,825 SH           Sole       None      418,825   None   None
E TRADE GROUP INC   COM               269246104    $12,753,126.00  2,624,100 SH           Sole       None    2,624,100   None   None
AGERE SYS INC       NOTE 6.500% 12/1  00845VAA8       $240,000.00    300,000 PRN          Sole       None      300,000   None   None
BEST BUY INC        SDCV 2.250% 1/1   086516AF8       $168,500.00    200,000 PRN          Sole       None      200,000   None   None
E TRADE GROUP
  INC               NOTE 6.750% 5/1   269246AD6       $249,000.00    300,000 PRN          Sole       None      300,000   None   None
ENZON
  PHARMACEUTICALS
  INC               NOTE 4.500% 7/0   293904AB4       $259,000.00    350,000 PRN          Sole       None      350,000   None   None
FREEPORT-MCMORAN
  COPPER & GO       NOTE 8.250% 1/3   35671DAF2       $425,625.00    300,000 PRN          Sole       None      300,000   None   None
L-3
  COMMUNICATIONS
  HLDGS INC         DEBT 4.000% 9/1   502424AD6       $168,187.50    150,000 PRN          Sole       None      150,000   None   None
LAMAR
  ADVERTISING CO    NOTE 5.250% 9/1   512815AF8       $201,500.00    200,000 PRN          Sole       None      200,000   None   None
LIBERTY MEDIA
  CORP              DEBT 3.500% 1/1   530715AN1       $192,375.00    300,000 PRN          Sole       None      300,000   None   None
LIBERTY MEDIA
  CORP              DEBT 3.250% 3/1   530715AR2       $234,375.00    250,000 PRN          Sole       None      250,000   None   None
NEXTEL
  COMMUNICATIONS
  INC               NOTE 6.000% 6/0   65332VBC6       $128,625.00    150,000 PRN          Sole       None      150,000   None   None
UNIVERSAL
  HLTH SVCS
  INC               DBCV 0.426% 6/2   913903AL4       $190,500.00    300,000 PRN          Sole       None      300,000   None   None
ANADARKO PETE
  CORP              DBCV 3/0          032511AP2       $183,375.00    300,000 PRN          Sole       None      300,000   None   None
JACOR
  COMMUNICATIONS
  INC               FRNT 2/0          469858AB0       $198,000.00    400,000 PRN          Sole       None      400,000   None   None
TYCO INTL LTD NEW   NOTE 11/1         902124AC0       $363,750.00    500,000 PRN          Sole       None      500,000   None   None

                                      ---------------------------
                                      Total:      $414,203,604.80
                                      ---------------------------

                                      107 Position

02466.0001 #382897